FAIR VALUE MEASUREMENTS: (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS:
Schedule of financial assets and liabilities measured at fair value

	Estimated Fair Value December 31, 2013
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$88,283	$88,283	$—	$—
Available for sale securities	118,647	—	118,647	—
Foreign currency forward contracts	(684)	—	(684)	—
Commodity futures contracts, net	(130)	(130)	—	—
Trading securities	63,215	63,215	—	—
Total assets measured at fair value	$269,331	$151,368	$117,963	$—

	Estimated Fair Value December 31, 2012
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$63,862	$63,862	$—	$—
Auction rate security	9,485	—	—	9,485
Available for sale securities, excluding the auction rate security	84,568	—	84,568	—
Commodity futures contracts	(112)	(112)	—	—
Trading securities	49,378	49,378	—	—
Total assets measured at fair value	$207,181	$113,128	$84,568	$9,485

Summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of investment portfolio by major security type

	December 31, 2013
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Municipal bonds	$75,488	$75,622	$134	$—	$—
Corporate bonds	37,258	37,214	—	(44)	—
Certificates of deposit	5,796	5,794		(2)
Mutual funds	20	17	—	(3)	—
	$118,562	$118,647	$134	$(49)	$—

	December 31, 2012
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$9,485	$1,075	$—	$—
Municipal bonds	65,745	66,002	257	—	—
Corporate bonds	14,614	14,744	130
Certificates of deposit	3,840	3,805		(35)
Mutual funds	20	17	—	(3)	—
	$92,629	$94,053	$1,462	$(38)	$—

Schedule of financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
	2013	2012
Balance at January 1	$9,485	$7,453
Unrealized gain recognized in accumulated other comprehensive loss	1,355	2,032
Settlement of security	(10,840)	—
Balance at December 31	$—	$9,485